Employee Benefits	12 Months Ended
Dec. 31, 2025
Employee Benefits
Employee Benefits

Note 26 Employee Benefits

The Company grants short term and employment termination benefits as part of its compensation policies.

The Parent Company and its subsidiaries have collective agreements with their employees, which establish the compensation and/or short–term and long-term benefits for their staff, the main features of which are described below:

▪	Short-term benefits are generally based on combined plans or agreements, designed to compensate benefits received, such as paid vacation, annual performance bonuses and compensation through annuities.

▪	Long-term benefits are plans or agreements mainly intended to cover the post-employment benefits generated at the end of the labor relationship, be it by voluntary resignation or death of personnel hired.

The cost of such benefits is charged against income, in the “Personnel Expense” item.

As of December 31, 2025 and 2024, the total staff benefits recorded in the Consolidated Statement of Financial Position is detailed as follows:

Employees’ Benefits	As of December 31, 2025		As of December 31, 2024
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Short term benefits	47,154,158	-	47,861,302	-
Employment termination benefits	1,324,599	53,439,952	606,645	48,032,415
Total	48,478,757	53,439,952	48,467,947	48,032,415

Short - term benefits

Short-term benefits are mainly comprised of recorded vacation (on accruals basis), bonuses and share compensation, Such benefits are recorded when the obligation is accrued and are usually paid within a 12-month periods, consequently, they are not discounted.

The total short-term benefits recorded in the Consolidated Statement of Financial Position are detailed as follows:

Short-Term Employees’ Benefits	As of December 31, 2025	As of December 31, 2024
	ThCh$	ThCh$
Vacation	21,586,907	20,729,130
Bonus and compensation	25,567,251	27,132,172
Total	47,154,158	47,861,302

The Company records staff vacation cost on an accrual basis.

Severance Indemnity

The Company records a liability for the payment of an irrevocable severance indemnity, originated by collective and individual agreements entered into with certain groups of employees. Such obligation is determined by means of the current value of the benefit accrued cost, a method that considers several factors for the calculation such as estimates of future continuance, mortality rates, future salary increases and discount rates. The Company periodically evaluates the above-mentioned factors based on historical data and future projections, making adjustments that apply when checking changes sustained trend. The so-determined value is presented at the current value by using the severance benefits accrued method. The discount rate is determined by reference to market interest rates curves for high quality entrepreneurial bonds. The discount rate in Chile was a 5.93% and the Argentina of a 24.76% for the year ended on December 31, 2025 (in Chile 6.52% and the Argentina of a 35.79% for the year ended December 31, 2024).

The obligation recorded for severance indemnity is detailed as follows:

Severance Indemnity	As of December 31, 2025	As of December 31, 2024
	ThCh$	ThCh$
Current	1,324,599	606,645
Non-current	53,439,952	48,032,415
Total	54,764,551	48,639,060

The change in the severance indemnity is detailed as follows:

Severance Indemnity	ThCh$

Balance as of January 1, 2024	39,982,216
Current cost of service	4,274,039
Interest cost	5,899,859
Actuarial (Gain) losses	1,581,040
Paid-up benefits	(3,835,681)
Past service cost	640,033
Conversion effect	(130,122)
Others	227,676
Changes	8,656,844
As of December 31, 2024	48,639,060
Current cost of service	5,323,506
Interest cost	3,566,095
Actuarial (Gain) losses	1,616,424
Paid-up benefits	(4,992,942)
Past service cost	2,626,860
Conversion effect	(1,803,497)
Others	(210,955)
Changes	6,125,491
As of December 31, 2025	54,764,551

The figures recorded in the Consolidated Statement of Income, are detailed as follows:

Expense recognized for severance indemnity	For the years ended as of December 31,
	2025	2024	2023
	ThCh$	ThCh$	ThCh$
Current cost of service	5,323,506	4,274,039	4,191,738
Past service cost	2,626,860	640,033	453,213
Non-provided paid benefits	13,116,065	17,847,114	13,582,343
Others	58,846	580,072	895,162
Total expense recognized in Consolidated Statement of Income	21,125,277	23,341,258	19,122,456

Actuarial Assumptions

As mentioned in Note 2 - Summary of material accounting policies, 2.20, the severance payment obligation is recorded at its actuarial value. The main actuarial assumptions used for the calculation of the severance indemnity obligation are detailed as follows:

Actuarial Assumptions			Chile		Argentina
			As of December 31, 2025	As of December 31, 2024	As of December 31, 2025	As of December 31, 2024

Mortality table			RV-2020	RV-2020	Gam '83	Gam '83
Annual interest rate			5.93%	6.52%	24.76%	35.79%
Voluntary employee turnover rate			4.3%	4.3%	"ESA 77 Ajustada" - 50%	"ESA 77 Ajustada" - 50%
Company’s needs rotation rate			6.1%	6.1%	"ESA 77 Ajustada" - 50%	"ESA 77 Ajustada" - 50%
Salary increase (*)			3.7%	3.7%	17.7%	28.10%
Estimated retirement age for (*)	Officers		60	60	60	60
	Others	Male	65	65	65	65
		Female	60	60	60	60
(*)	Weighted average of the Company.

Sensitivity Analysis

The Following is a sensitivity analysis based on increased (decreased) of 1% on the discount rate:

Sensitivity Analysis	As of December 31, 2025	As of December 31, 2024
	ThCh$	ThCh$
1% increase in the Discount Rate (Gain)	3,148,573	2,776,350
1% decrease in the Discount Rate (Loss)	(3,610,106)	(3,175,614)

Personnel expense

The amounts recorded in the Consolidated Statement of Income are detailed as follows:

Personal expense	For the years ended as of December 31,
	2025	2024	2023
	ThCh$	ThCh$	ThCh$
Salaries	287,970,443	284,190,315	242,900,374
Employees’ short-term benefits	42,915,416	48,942,390	36,662,817
Total expenses for short-term employee benefits	330,885,859	333,132,705	279,563,191
Employments termination benefits	21,125,277	23,341,258	19,122,456
Others staff expense	59,213,428	65,620,357	46,858,251
Total (1)	411,224,564	422,094,320	345,543,898
(1)	See Note 30 - Natures of cost and expense.